VELA Small Cap Fund
Schedule of Investments
June 30, 2025 (Unaudited)
Common Stocks — 99.70% Shares Fair Value
Communications — 2.91%
Criteo S.A. - ADR
(a)
163,611 $ 3,920,120
Consumer Discretionary — 12.81%
Atlanta Braves Holdings, Inc., Class
C
(a)
73,095 3,418,653
BRP, Inc.
(a)
21,029 1,019,276
Graham Holdings Co., Class B 3,225 3,051,398
Movado Group, Inc. 165,760 2,527,840
Pool Corp.
(b)
9,277 2,704,060
Valvoline, Inc.
(a)
118,974 4,505,545
17,226,772
Consumer Staples — 10.52%
Coca-Cola Consolidated, Inc.
(b)
28,480 3,179,792
Ingles Markets, Inc., Class A 13,660 865,771
Mama's Creations, Inc.
(a)(b)
318,634 2,644,662
Ollie's Bargain Outlet Holdings, Inc.
(a)(b)
7,819 1,030,388
Performance Food Group Co.
(a)(b)
51,675 4,520,012
Seaboard Corp. 667 1,908,420
14,149,045
Energy — 6.73%
Antero Resources Corp.
(a)(b)
66,782 2,689,979
Cactus, Inc., Class A 52,521 2,296,218
Murphy USA, Inc. 2,098 853,466
Range Resources Corp.
(b)
78,935 3,210,287
9,049,950
Financials — 10.87%
1st Source Corp. 31,049 1,927,211
Ambac Financial Group, Inc.
(a)
114,550 813,305
Assured Guaranty Ltd.
(b)
33,145 2,886,929
Axis Capital Holdings Ltd.
(b)
36,916 3,832,619
BOK Financial Corp. 20,850 2,035,586
Cullen/Frost Bankers, Inc. 6,526 838,852
Federal Agricultural Mortgage Corp.,
Class C 11,788 2,290,173
14,624,675
Health Care — 9.26%
Align Technology, Inc.
(a)(b)
10,143 1,920,374
Bruker Corp. 73,713 3,036,976
Encompass Health Corp.
(b)
23,517 2,883,890
Halozyme Therapeutics, Inc.
(a)(b)
7,435 386,769
Indivior PLC
(a)(b)
98,253 1,448,249
Maravai LifeSciences Holdings, Inc.
(a)
234,843 565,971
SI-BONE, Inc.
(a)(b)
117,584 2,212,931
12,455,160
Industrials — 27.44%
Applied Industrial Technologies, Inc.
(b)
17,248 4,009,297

VELA Small Cap Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Common Stocks — 99.70% - continued Shares Fair Value
Industrials — 27.44% - continued
BWX Technologies, Inc.
(b)
13,351 $ 1,923,345
Copa Holdings, S.A., Class A 19,417 2,135,288
Greenbrier Companies, Inc. (The) 60,843 2,801,820
Hub Group, Inc., Class A 159,592 5,335,161
Janus International Group, Inc.
(a)(b)
268,241 2,183,482
Kirby Corp.
(a)
65,167 7,390,589
Lincoln Electric Holdings, Inc.
(b)
16,422 3,404,609
Sun Country Airlines Holdings, Inc.
(a)
197,539 2,321,083
Tetra Tech, Inc.
(b)
90,235 3,244,851
Wabash National Corp. 203,726 2,165,607
36,915,132
Materials — 9.60%
Alamos Gold, Inc., Class A
(b)
96,884 2,573,239
Ashland, Inc. 27,335 1,374,404
Installed Building Products, Inc.
(b)
10,059 1,813,839
Major Drilling Group International,
Inc.
(a)
396,795 2,580,998
Monarch Cement Co. (The) 5,417 1,294,663
NewMarket Corp. 1,977 1,365,830
Worthington Enterprises, Inc.
(b)
29,934 1,905,000
12,907,973
Real Estate — 1.02%
NET Lease Office Properties
(a)
42,096 1,370,225
Technology — 7.36%
JFrog Ltd.
(a)(b)
29,577 1,297,839
Onto Innovation, Inc.
(a)
6,709 677,139
SEMrush Holdings, Inc.
(a)
150,632 1,363,220
Shift4 Payments, Inc., Class A
(a)(b)
15,888 1,574,659
Teradyne, Inc. 23,319 2,096,845
Wix.com Ltd.
(a)
18,240 2,890,310
9,900,012
Utilities — 1.18%
National Fuel Gas Co. 18,691 1,583,315
TOTAL  COMMON STOCKS
  (Cost $115,426,936) 134,102,379

VELA Small Cap Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Money Market Funds — 0.67% Shares Fair Value
First American Treasury Government Obligations Fund, Class X,
4.24%
(c)
904,097 904,097
TOTAL MONEY MARKET FUNDS
    (Cost $904,097) 904,097
Total Investments — 100.37%
    (Cost $116,331,033) $ 135,006,476
Liabilities in Excess of Other Assets  —  (0.37)% (499,690)
Net Assets — 100.00% $ 134,506,786
(a) Non-income producing security.
(b) Securities, or a portion thereof, have been pledged as collateral on written option contracts. The total collateral pledged is $25,429,712.
(c) Rate disclosed is the seven day effective yield as of June 30, 2025.
ADR - American Depositary Receipt.

VELA Small Cap Fund
Schedule of Open Written Option Contracts
June 30, 2025 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
Written Call Options (1.06)%
Alamos Gold, Inc., Class A (247) $ (656,032) $ 27.00 August 2025 $ (33,963)
Align Technology, Inc. (39) (738,387) 240.00
October
2025 (13,650)
Antero Resources Corp (356) (1,433,968) 50.00
November
2025 (45,390)
Antero Resources Corp (67) (269,876) 55.00 January 2026 (7,035)
Applied Industrial Technologies,
Inc. (38) (883,310) 280.00
November
2025 (15,390)
Assured Guaranty Ltd. (166) (1,445,860) 100.00
October
2025 (21,580)
Axis Capital Holdings Ltd. (140) (1,453,480) 95.00
October
2025 (170,100)
BWX Technologies, Inc. (64) (921,984) 125.00
November
2025 (161,600)
BWX Technologies, Inc. (27) (388,962) 135.00
November
2025 (50,085)
BWX Technologies, Inc. (32) (460,992) 145.00
November
2025 (43,200)
Coca-Cola Consolidated, Inc. (57) (636,405) 135.00
December
2025 (15,960)
Encompass Health Corp. (110) (1,348,930) 115.00
December
2025 (151,799)
Encompass Health Corp. (113) (1,385,719) 120.00
December
2025 (119,215)
Halozyme Therapeutics, Inc. (60) (312,120) 60.00
September
2025 (9,750)
Indivior PLC (308) (453,992) 15.00
October
2025 (80,850)
Indivior PLC (177) (260,898) 17.50
November
2025 (34,073)
Installed Building Products, Inc. (34) (613,088) 240.00
September
2025 (4,386)
Janus International Group, Inc. (504) (410,256) 12.50 August 2025 (9,576)
JFrog Ltd. (74) (324,712) 55.00
December
2025 (13,320)
Lincoln Electric Holdings, Inc. (37) (767,084) 230.00
December
2025 (27,195)
Mama's Creations, Inc. (1,036) (859,880) 10.00 August 2025 (12,432)
Mama's Creations, Inc. (1,252) (1,039,160) 10.00
November
2025 (62,600)
Ollie's Bargain Outlet Holdings,
Inc. (13) (171,314) 130.00
September
2025 (14,885)
Ollie's Bargain Outlet Holdings,
Inc. (27) (355,806) 135.00
October
2025 (29,025)

VELA Small Cap Fund
Schedule of Open Written Option Contracts (continued)
June 30, 2025 (Unaudited)
Description (Continued)
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
Written Call Options (1.06)% (Continued)
Performance Food Group Co. (258) $ (2,256,726) $ 95.00
September
2025 $ (41,280)
Pool Corp. (25) (728,700) 370.00
November
2025 (9,438)
Range Resources Corp. (418) (1,700,006) 50.00
December
2025 (67,925)
Range Resources Corp. (79) (321,293) 55.00 January 2026 (7,900)
Shift4 Payments, Inc., Class A (36) (356,796) 115.00
October
2025 (17,100)
Shift4 Payments, Inc., Class A (16) (158,576) 125.00
October
2025 (4,040)
SI-BONE, Inc. (294) (553,308) 25.00
October
2025 (10,290)
Tetra Tech, Inc. (175) (629,300) 42.00
December
2025 (22,050)
Worthington Enterprises, Inc. (78) (496,392) 60.00
September
2025 (46,800)
Worthington Enterprises, Inc. (100) (636,400) 65.00
December
2025 (58,000)
Total Written Call Options (Premiums Received $931,707) $ (1,431,882)
Total Written Options (Premiums Received $931,707) $ (1,431,882)

VELA Large Cap Plus Fund
Schedule of Investments
June 30, 2025 (Unaudited)
Common Stocks — 99.85% Shares Fair Value
Communications — 10.39%
Alphabet, Inc., Class A
(a)
16,471 $ 2,902,685
Electronic Arts, Inc. 3,607 576,038
Meta Platforms, Inc., Class A
(a)
3,425 2,527,958
Walt Disney Co. (The) 8,919 1,106,045
7,112,726
Consumer Discretionary — 14.88%
Amazon.com, Inc.
(a)(b)
13,889 3,047,108
Booking Holdings, Inc.
(a)
308 1,783,086
Deckers Outdoor Corp.
(a) (b)
5,207 536,686
Home Depot, Inc. (The)
(a)
3,510 1,286,906
NIKE, Inc., Class B
(a)
19,133 1,359,208
Starbucks Corp.
(a)
11,148 1,021,491
TJX Companies, Inc. (The)
(a)
9,322 1,151,174
10,185,659
Consumer Staples — 1.84%
Sysco Corp. 3,608 273,270
Tyson Foods, Inc., Class A 17,678 988,907
1,262,177
Energy — 4.90%
Baker Hughes Co., Class A
(a)
33,717 1,292,710
MPLX LP
(a)
25,430 1,309,899
Suncor Energy, Inc.
(a)
20,180 755,741
3,358,350
Financials — 15.37%
Arch Capital Group Ltd.
(b )
10,737 977,604
Bank of America Corp.
(a)
29,985 1,418,890
Berkshire Hathaway, Inc., Class B
(b)
3,956 1,921,706
Citigroup, Inc.
(a)
22,032 1,875,364
KKR & Co., Inc. 4,432 589,589
MetLife, Inc.
(a)
19,194 1,543,582
PayPal Holdings, Inc.
(a)(b)
10,322 767,131
Visa, Inc., Class A
(a)
4,021 1,427,656
10,521,522
Health Care — 15.43%
Abbott Laboratories
(a)
9,263 1,259,861
AbbVie, Inc. 5,717 1,061,189
Align Technology, Inc.
(b)
7,468 1,413,916
AstraZeneca PLC - ADR
(a)
11,487 802,712
Elevance Health, Inc.
(a)
2,674 1,040,079
Halozyme Therapeutics, Inc.
(b)
4,960 258,019
Johnson & Johnson 13,972 2,134,223
Thermo Fisher Scientific, Inc. 3,530 1,431,274
Zoetis, Inc., Class A
(a)
7,459 1,163,231
10,564,504

VELA Large Cap Plus Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Common Stocks — 99.85% - continued Shares Fair Value
Industrials — 11.62%
3M Co.
(a)
9,720 $ 1,479,773
CSX Corp. 20,755 677,235
Deere & Co.
(a)
2,451 1,246,309
FedEx Corp.
(a)
4,515 1,026,305
JB Hunt Transport Services, Inc. 2,398 344,353
Kirby Corp.
(b)
8,513 965,459
Lincoln Electric Holdings, Inc. 7,147 1,481,716
Northrop Grumman Corp. 1,465 732,471
7,953,621
Materials — 2.01%
LyondellBasell Industries N.V., Class
A
(a)
18,028 1,043,100
PPG Industries, Inc. 2,936 333,970
1,377,070
Technology — 23.41%
Accenture PLC, Class A
(a)
3,786 1,131,597
Adobe, Inc.
(b)
2,151 832,179
Advanced Micro Devices, Inc.
(b)
2,061 292,456
Autodesk, Inc.
(a)(b)
4,930 1,526,180
EPAM Systems, Inc.
(b)
5,818 1,028,739
Infineon Technologies AG - ADR
(b)
41,688 1,775,075
Microchip Technology, Inc. 8,641 608,067
Microsoft Corp.
(a)
6,956 3,459,984
Salesforce.com, Inc.
(a)
4,672 1,274,008
ServiceNow , Inc.
(a)(b)
1,507 1,549,316
Teradyne, Inc. 3,415 307,077
Uber Technologies, Inc.
(a)(b)
12,067 1,125,851
Wix.com Ltd.
(b)
2,595 411,204
Workday, Inc., Class A
(a)(b)
2,930 703,200
16,024,933
TOTAL  COMMON STOCKS
  (Cost $51,309,941) 68,360,562
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
PURCHASED CALL OPTIONS — 0.05%
Adobe Systems, Inc. 15 $ 580,320 $ 410.00 July 2025 2,482
Unitedhealth Group Inc. 10 311,970 320.00
November
2025 31,775
TOTAL PURCHASED CALL OPTIONS
    (Cost 43,400) 34,257
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
PURCHASED PUT OPTIONS — 0.88%
3M Co. 40 608,960 120.00
March
2026 14,400

VELA Large Cap Plus Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
PURCHASED PUT OPTIONS — 0.88% - continued
AbbVie, Inc. 50 $ 928,100 $ 150.00
September
2025 $ 4,675
Accenture PLC, Class A 30 896,670 250.00
November
2025 11,850
Align Technology, Inc. 38 719,454 130.00
October
2025 6,156
Alphabet, Inc., Class A 50 881,150 140.00
September
2025 6,475
ARK Innovation ETF 220 – 66.00
October
2025 98,450
Autodesk, Inc. 30 928,710 270.00
September
2025 10,650
Baker Hughes Co., Class A 133 509,922 33.00
November
2025 12,967
Bank of America Corp. 275 1,301,300 34.00
November
2025 10,450
Booking Holdings, Inc.
(a)
2 1,157,848 4,500.00
October
2025 7,580
Citigroup, Inc. 205 1,744,960 67.50
December
2025 27,060
Deckers Outdoor Corp. 39 401,973 85.00
March
2026 28,080
Elevance Health, Inc. 8 311,168 380.00
September
2025 15,120
EPAM Systems, Inc. 30 530,460 140.00
December
2025 20,250
Johnson & Johnson 100 1,527,500 130.00
September
2025 5,550
Lyondellbasell Industries N.V., Class A 170 983,620 50.00
September
2025 21,250
Meta Platforms Inc., Class A 22 1,623,798 650.00
December
2025 66,165
Microsoft Corp. 50 2,487,050 425.00
October
2025 22,375
MPLX LP 191 983,841 42.00
January
2026 9,550
NIKE, Inc., Class B 200 1,420,800 55.00
October
2025 13,600
Salesforce.com, Inc. 33 899,877 220.00
October
2025 10,890
ServiceNow , Inc. 17 1,747,736 800.00
January
2026 40,035
SPDR S&P 500 ETF Trust 75 4,633,875 585.00
October
2025 77,738

VELA Large Cap Plus Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
PURCHASED PUT OPTIONS — 0.88% - continued
Starbucks Corp. 78 $ 714,714 $ 75.00
October
2025 $ 10,140
Uber Technologies, Inc. 100 933,000 75.00
November
2025 23,550
Workday, Inc., Class A 7 168,000 230.00
January
2026 11,655
Zoetis, Inc., Class A 60 935,700 140.00
October
2025 18,300
TOTAL PURCHASED PUT OPTIONS
    (Cost 998,725) 604,961
TOTAL  OPTIONS
    (Cost 1,042,125) 639,218
Money Market Funds — 1.52% Shares Fair Value
First American Treasury Government Obligations Fund, Class X,
4.19%
(c)
1,043,962 1,043,962
TOTAL MONEY MARKET FUNDS
    (Cost $1,043,962) 1,043,962
Total Investments — 102.30%
    (Cost $53,396,028) 70,043,742
Liabilities in Excess of Other Assets  —  (2.30)% (1,577,416)
Net Assets — 100.00% $ 68,466,326
(a) All or a portion of the security is held as collateral for written options and securities sold short. The fair value of this collateral on June 30, 2025 was $40,208,819.
(b) Non-income producing security.
(c) Rate disclosed is the seven day effective yield as of June 30, 2025.
ADR - American Depositary Receipt.
ETF - Exchange Traded Funds.

VELA Large Cap Plus Fund
Schedule of Open Written Option Contracts
June 30, 2025 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
Written Call Options (1.08)%
3M Co. (79) $ (1,202,696) $ 175.00 March 2026 $ (55,497)
Abbott Laboratories (56) (761,656) 150.00 January 2026 (20,160)
AbbVie, Inc. (46) (853,852) 220.00
December
2025 (11,431)
Alphabet, Inc., Class A (122) (2,150,006) 225.00
November
2025 (30,561)
Autodesk, Inc. (40) (1,238,280) 310.00 January 2026 (112,601)
Baker Hughes Co., Class A (169) (647,946) 47.00
November
2025 (8,873)
Booking Holdings, Inc. (3) (1,736,772) 6,000.00
October
2025 (80,429)
Citigroup, Inc. (114) (970,368) 85.00
December
2025 (76,380)
Deere & Co. (12) (610,188) 530.00
December
2025 (38,100)
Electronic Arts, Inc. (29) (463,130) 160.00
September
2025 (23,345)
Halozyme Therapeutics, Inc. (40) (208,080) 60.00
September
2025 (6,500)
Meta Platforms Inc., Class A (21) (1,549,989) 850.00
December
2025 (69,458)
Microsoft Corp. (35) (1,740,935) 575.00
December
2025 (26,250)
MPLX LP (191) (983,841) 55.00 January 2026 (22,442)
NIKE, Inc., Class B (96) (681,984) 77.50 August 2025 (8,256)
PayPal Holdings, Inc. (77) (572,264) 90.00
December
2025 (18,326)
ServiceNow, Inc. (11) (1,130,888) 1,200.00 January 2026 (51,755)
Starbucks Corp. (78) (714,714) 110.00
October
2025 (9,126)
Suncor Energy, Inc. (151) (1,143,674) 40.00
November
2025 (22,272)
Uber Technologies, Inc. (91) (849,030) 115.00
November
2025 (28,893)
Zoetis, Inc., Class A (60) (935,700) 190.00 January 2026 (15,600)
Total Written Call Options (Premiums Received $583,068) $ (736,255)
Total Written Options (Premiums Received $583,068) $ (736,255)

VELA Large Cap Plus Fund
Schedule of Securities Sold Short
June 30, 2025 (Unaudited)
Common Stocks - Short - (4.36%) Shares Fair Value
Communications - (0.52%)
Roblox Corp., Class A
(a)
(1,614) $ (169,793)
Take-Two Interactive Software, Inc.
(a)
(773) (187,723)
(357,516)
Consumer Discretionary - (1.14%)
Burlington Stores, Inc.
(a)
(842) (195,883)
Floor & Decor Holdings, Inc., Class A
(a)
(2,757) (209,422)
GameStop Corp., Class A
(a)
(4,572) (111,511)
InterContinental Hotels Group PLC - ADR (2,263) (261,014)
(777,830)
Consumer Staples - (0.39%)
US Foods Holding Corp.
(a)
(3,511) (270,382)
Financials - (0.92%)
Blue Owl Capital, Inc. (14,650) (281,427)
Capital One Financial Corp. (698) (148,506)
Robinhood Markets, Inc., Class A
(a)
(2,122) (198,683)
(628,616)
Health Care - (0.93%)
Edwards LifeSciences Corp.
(a)
(3,164) (247,456)
GSK PLC - ADR (5,601) (215,079)
Henry Schein, Inc.
(a)
(2,439) (178,169)
(640,704)
Technology - (0.46%)
Duolingo, Inc.
(a)
(259) (106,195)
Palantir Technologies, Inc., Class A
(a)
(1,487) (202,708)
(308,903)
TOTAL COMMON STOCKS - SHORT
(Proceeds Received $2,659,666) (2,983,951)
Exchange-Traded Funds - Short - (2.02%)
Industrial Select Sector SPDR® Fund (9,374) (1,382,852)
TOTAL EXCHANGE-TRADED FUNDS - SHORT
(Proceeds Received $1,208,532) (1,382,852)
TOTAL SECURITIES SOLD SHORT - (6.38%)
(Proceeds Received $3,868,198) $ (4,366,803)
(a) Non-income producing security.
ADR - American Depositary Receipt.

VELA International Fund
Schedule of Investments
June 30, 2025 (Unaudited)
Common Stocks — 90.59% Shares Fair Value
Argentina — 1.28%
Consumer Discretionary — 1.28%
Arcos Dorados Holdings, Inc., Class A 102,000 $ 804,780
Total Argentina 804,780
Australia — 2.56%
Consumer Discretionary — 1.51%
Bapcor, Ltd. 290,000 954,870
Health Care — 1.05%
Ansell Ltd. 33,100 659,932
Total Australia 1,614,802
Austria — 3.60%
Communications — 1.99%
Telekom Austria AG 110,000 1,252,140
Materials — 1.61%
Wienerberger AG 27,200 1,016,438
Total Austria 2,268,578
Belgium — 1.92%
Financials — 1.92%
KBC Group N.V. 11,700 1,207,457
Total Belgium 1,207,457
Brazil — 2.02%
Consumer Staples — 2.02%
Ambev SA 520,000 1,271,747
Total Brazil 1,271,747
Canada — 9.40%
Energy — 3.55%
Pason Systems, Inc. 110,000 991,697
Suncor Energy, Inc. 33,400 1,250,830
2,242,527
Materials — 5.85%
Alamos Gold, Inc., Class A 51,000 1,354,560
Major Drilling Group International,
Inc.
(a)
137,000 891,132
OceanaGold Corp. 102,000 1,439,267
3,684,959
Total Canada 5,927,486

VELA International Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Common Stocks — 90.59% - continued Shares Fair Value
Denmark — 2.24%
Industrials — 2.24%
FLSmidth & Co. A/S 23,000 $ 1,409,692
Total Denmark 1,409,692
Faroe Islands — 1.00%
Consumer Staples — 1.00%
Bakkafrost P/F 14,000 630,227
Total Faroe Islands 630,227
France — 9.76%
Communications — 2.42%
Criteo S.A. - ADR
(a)
64,000 1,533,441
Consumer Discretionary — 1.72%
Cia Generale de Establissements
Michelin SCA 29,100 1,082,266
Consumer Staples — 0.69%
Remy Cointreau 8,500 434,434
Energy — 2.19%
TotalEnergies SE 22,600 1,381,262
Industrials — 1.10%
Rexel SA 22,400 690,821
Materials — 1.64%
Foraco International SA
(a)
747,000 1,031,018
Total France 6,153,242
Germany — 8.54%
Consumer Discretionary — 1.91%
Fielmann AG 18,000 1,203,130
Industrials — 2.03%
Duerr AG 48,000 1,280,358
Materials — 1.59%
Fuchs Petrolub SE 24,100 1,000,893
Technology — 3.01%
Infineon Technologies AG 44,500 1,898,755
Total Germany 5,383,136
Hong Kong — 6.17%
Consumer Staples — 2.06%
WH Group Ltd.
(b)
1,350,000 1,301,118
Industrials — 2.10%
Johnson Electric Holdings Ltd. 480,000 1,324,435

VELA International Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Common Stocks — 90.59% - continued Shares Fair Value
Hong Kong — 6.17% - continued
Technology — 2.01%
VTech Holdings Ltd. 174,200 $ 1,265,380
Total Hong Kong 3,890,933
Indonesia — 1.47%
Materials — 1.47%
United Tractors Tbk PT 700,000 924,928
Total Indonesia 924,928
Israel — 2.06%
Technology — 2.06%
Wix.com Ltd.
(a)
8,200 1,299,372
Total Israel 1,299,372
Japan — 5.82%
Consumer Discretionary — 2.97%
Honda Motor Co. Ltd. 73,500 708,627
KeePer Technical Laboratory Co.,
Ltd.
(a)
47,300 1,162,365
1,870,992
Materials — 1.25%
Toray Industries, Inc. 115,000 787,067
Technology — 1.60%
Nintendo Co. Ltd. 10,500 1,008,138
Total Japan 3,666,197
Luxembourg — 2.27%
Consumer Staples — 2.27%
B&M European Value Retail SA 385,000 1,433,816
Total Luxembourg 1,433,816
Mexico — 3.76%
Consumer Staples — 3.76%
BBB Foods Inc.
(a)
34,300 952,168
Kimberly-Clark de Mexico SAB de CV 772,000 1,415,019
2,367,187
Total Mexico 2,367,187
Netherlands — 6.04%
Consumer Staples — 2.47%
JDE Peet's NV - ADR
(a)
54,500 1,556,646
Financials — 2.34%
ING Groep NV 67,300 1,474,943

VELA International Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Common Stocks — 90.59% - continued Shares Fair Value
Netherlands — 6.04% - continued
Health Care — 1.23%
Argenx SE
(a)
1,400 $ 774,954
Total Netherlands 3,806,543
Panama — 1.59%
Industrials — 1.59%
Copa Holdings, S.A., Class A 9,100 1,000,727
Total Panama 1,000,727
Philippines — 0.41%
Consumer Staples — 0.41%
Ginebra San Miguel, Inc. 50,700 261,128
Total Philippines 261,128
Slovenia — 1.59%
Health Care — 1.59%
Krka d.d. Novo Mesto 4,400 1,002,571
Total Slovenia 1,002,571
Sweden — 3.64%
Financials — 2.24%
Svenska Handelsbanken AB, Class A 105,200 1,408,449
Industrials — 1.40%
Loomis AB 21,000 882,949
Total Sweden 2,291,398
Switzerland — 2.88%
Consumer Discretionary — 0.96%
Cie Financiere Richemont SA 3,200 605,583
Health Care — 1.92%
Roche Holding AG 3,700 1,207,830
Total Switzerland 1,813,413
United Kingdom — 10.57%
Communications — 0.96%
Informa PLC 54,900 607,774
Consumer Discretionary — 2.23%
Associated British Foods PLC 50,000 1,412,636
Consumer Staples — 2.40%
Cake Box Holdings PLC 121,000 307,109
Nomad Foods Ltd. 71,000 1,206,290
1,513,399

VELA International Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Common Stocks — 90.59% - continued Shares Fair Value
United Kingdom — 10.57% - continued
Health Care — 1.82%
Indivior PLC
(a)
77,200 $ 1,147,862
Technology — 3.16%
Serco Group PLC 717,000 1,989,147
Total United Kingdom 6,670,818
TOTAL  COMMON STOCKS
  (Cost $44,013,305) 57,100,178
Money Market Funds - 8.42% Shares Fair Value
First American Treasury Government Obligations Fund, Class X,
4.19%
(c)
5,310,614 5,310,614
TOTAL MONEY MARKET FUNDS
    (Cost $5,310,614) 5,310,614
Total Investments — 99.01%
    (Cost $49,323,919) 62,410,792
Other Assets in Excess of Liabilities  —  0.99% 623,844
Net Assets — 100.00% $ 63,034,636
(a) Non-income producing security.
(b) Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the
Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.  The total value of such securities is $1,301,118 as of June 30, 2025, representing 2.06% of net assets.
(c) Rate disclosed is the seven day effective yield as of June 30, 2025.
ADR - American Depositary Receipt.

VELA Income Opportunities Fund
Schedule of Investments
June 30, 2025 (Unaudited)

Common Stocks — 51.68% Shares Fair Value
Communications — 2.55%
Alphabet, Inc., Class A
(a)
2,624 $ 462,428
Comcast Corp., Class A 11,376 406,009
868,437
Consumer Discretionary — 7.09%
Genuine Parts Co.
(a)
4,231 513,263
Movado Group, Inc. 22,354 340,899
NIKE, Inc., Class B
(a)
5,408 384,184
Pool Corp.
(a)
1,038 302,556
Starbucks Corp.
(a)
4,685 429,286
Vail Resorts, Inc. 2,844 446,878
2,417,066
Consumer Staples — 5.10%
Mondelez International, Inc., Class A
(a)
4,643 313,124
PepsiCo, Inc.
(a)
5,020 662,841
Sysco Corp. 10,066 762,399
1,738,364
Energy — 4.11%
MPLX LP
(a)
11,255 579,745
Pason Systems, Inc. 40,966 369,326
Suncor Energy, Inc.
(a)
12,072 452,096
1,401,167
Financials — 6.84%
Arch Capital Group Ltd. 4,689 426,933
Axis Capital Holdings Ltd.
(a)
4,912 509,964
Federal Agricultural Mortgage Corp.,
Class C 2,699 524,362
JPMorgan Chase & Co.
(a)
1,525 442,113
KKR & Co., Inc.
(a)
1,919 255,284
MetLife, Inc. 2,124 170,812
2,329,468
Health Care — 7.80%
Abbott Laboratories
(a)
2,525 343,425
AstraZeneca PLC - ADR
(a)
3,477 242,973
Bruker Corp. 4,096 168,755
Johnson & Johnson 4,981 760,848
Medtronic PLC
(a)
7,352 640,874
Thermo Fisher Scientific, Inc. 418 169,483
Zoetis, Inc., Class A
(a)
2,128 331,861
2,658,219
Industrials — 10.01%
BWX Technologies, Inc.
(a)
3,191 459,695
Copa Holdings, S.A., Class A 6,518 716,784
CSX Corp. 16,825 549,000
Greenbrier Companies, Inc. (The)
(a)
16,411 755,726
Installed Building Products, Inc.
(a)
1,908 344,051
United Parcel Service, Inc., Class B 3,301 333,203

VELA Income Opportunities Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)

Common Stocks — 51.68% - continued Shares Fair Value
Industrials — 10.01% - continued
Wabash National Corp. 23,717 $ 252,112
3,410,571
Materials — 0.50%
PPG Industries, Inc. 1,495 170,056
Real Estate — 2.17%
BXP, Inc. 4,728 318,998
Simon Property Group, Inc.
(a)
2,614 420,227
739,225
Technology — 5.51%
Accenture PLC, Class A 1,158 346,115
Fidelity National Information Services,
Inc.
(a)
7,319 595,840
Garmin Ltd.
(a)
2,070 432,050
Nintendo Co. Ltd. 1,887 181,177
Texas Instruments, Inc.
(a)
1,544 320,565
1,875,747
TOTAL  COMMON STOCKS
  (Cost $15,997,792) 17,608,320
Preferred Stocks — 5.65% Shares Fair Value
Financials — 5.65%
Arch Capital Group Ltd., Series G,
4.55% 17,351 290,976
Axis Capital Holdings Ltd., Series E,
5.50% 14,944 296,489
Bank OZK, Series A, 4.63% 8,700 140,505
Enstar Group Ltd., Series D, 7.00% 18,916 380,401
First Busey Corp., 8.25% 12,000 300,480
Huntington Bancshares Inc., Series J,
6.88% 9,318 230,248
Morgan Stanley, Series I, 6.38% 5,492 136,202
Stifel Financial Corp., Series B, 6.25% 6,300 148,617
1,923,918
TOTAL  PREFERRED STOCKS
  (Cost $2,036,671) 1,923,918
Corporate Bonds — 40.78%
Principal
Amount Fair Value
Communications — 0.88%
Nexstar Media, Inc., 5.63%, 7/15/2027
(b)
$ 300,000 299,492
Consumer Discretionary — 10.75%
Allegiant Travel Co., 7.25%, 8/15/2027
(b)
400,000 400,359
Cedar Fair LP / Canada's Wonderland Co., 6.50%, 10/1/2028 200,000 202,910
Churchill Downs, Inc., 6.75%, 5/1/2031
(b)
250,000 257,276
Ford Motor Credit Co., LLC, 5.11%, 5/3/2029 350,000 342,318

VELA Income Opportunities Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)

Corporate Bonds — 40.78%- continued
Principal
Amount Fair Value
Consumer Discretionary — 10.75% - continued
Garrett Motion Holdings, Inc., 7.75%, 5/31/2032
(b)
$ 400,000 $ 416,833
Graham Holdings Co., 5.75%, 6/1/2026
(b)
300,000 300,323
Macy's Retail Holdings LLC, 5.88%, 4/1/2029
(b)
350,000 346,999
Papa John's International, Inc., 3.88%, 9/15/2029
(b)
300,000 292,355
Victoria's Secret & Co., 4.63%, 7/15/2029
(b)
350,000 327,002
Viking Cruises Ltd., 9.13%, 7/15/2031
(b)
300,000 323,296
Wendy's International LLC, 7.00%, 12/15/2025 150,000 151,211
Winnebago Industries, Inc., 6.25%, 7/15/2028
(b)
300,000 300,566
3,661,448
Consumer Staples — 0.69%
Simmons Foods, Inc., 4.63%, 3/1/2029
(b)
250,000 236,279
Energy — 3.59%
Antero Resources Corp., 7.63%, 2/1/2029
(b)
150,000 154,080
Civitas Resources Inc., 8.63%, 11/1/2030
(b)
300,000 304,810
Saturn Oil & Gas, Inc., 9.63%, 6/15/2029
(b)
319,000 317,032
Tallgrass Energy Partners, LP, 5.50%, 1/15/2028
(b)
300,000 298,416
TechnipFMC PLC, 6.50%, 2/1/2026
(b)
150,000 150,570
1,224,908
Financials — 11.30%
Antares Holdings LP, 6.25%, 10/23/2029
(b)
400,000 404,242
Bank OZK, 2.75%, 10/1/2031 (TSFR3M + 209bps)
(c)
250,000 225,000
Citigroup, Inc., 7.13%, Perpetual
(c)(d)
319,000 329,596
Cullen/Frost Capital Trust II, 6.14%, 3/1/2034 (TSFR3M +
81bps)
(c)
300,000 270,247
First National of Nebraska, Inc., 7.25%, 6/15/2035
(b)(c)
150,000 151,009
Iron Mountain, Inc., 7.00%, 2/15/2029
(b)
250,000 258,969
M&T Bank Corp., 7.53%, Perpetual (H15T5Y + 317bps)
(c)(d)
200,000 203,372
Oaktree Strategic Credit Fund, 8.40%, 11/14/2028 300,000 323,671
Ohio National Financial Services, Inc., 6.80%, 1/24/2030
(b)
300,000 298,363
PNC Financial Services Group, Inc., 3.40%, Perpetual (H15T5Y
+ 260bps)
(c)(d)
300,000 289,675
SBL Holdings, Inc., 5.00%, 2/18/2031
(b)
150,000 136,208
State Street Corp, 6.45%, Perpetual (H15T5Y + 214bps)
(c)(d)
350,000 356,544
StoneX Group, Inc., 7.88%, 3/1/2031
(b)
300,000 314,664
US Bancorp, 3.70%, Perpetual (H15T5Y + 254bps)
(c)(d)
300,000 289,239
3,850,799
Health Care — 1.07%
Sotera Health Holdings LLC, 7.38%, 6/1/2031
(b)
350,000 364,593

VELA Income Opportunities Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)

Corporate Bonds — 40.78%- continued
Principal
Amount Fair Value
Industrials — 8.71%
American Airlines, Inc., 8.50%, 5/15/2029
(b)
$ 350,000 $ 367,108
Atkore, Inc., 4.25%, 6/1/2031
(b)
250,000 231,502
Cimpress PLC, 7.38%, 9/15/2032
(b)
300,000 286,812
Con-way, Inc., 6.70%, 5/1/2034 265,000 280,460
Hillenbrand, Inc., 6.25%, 2/15/2029 300,000 306,039
Installed Building Products, Inc., 5.75%, 2/1/2028
(b)
350,000 350,348
Sensata Technologies BV, 5.88%, 9/1/2030
(b)
250,000 250,507
Stanley Black & Decker, Inc., 6.71%, 3/15/2060 (H15T5Y +
266bps)
(c)
400,000 390,990
Wabash National Corp., 4.50%, 10/15/2028
(b)
350,000 317,373
Worthington Industries, Inc., 4.30%, 8/1/2032 210,000 188,146
2,969,285
Materials — 1.16%
Cleveland-Cliffs, Inc., 6.88%, 11/1/2029
(b)
400,000 394,056
Real Estate — 1.56%
Greystar Real Estate Partners LLC, 7.75%, 9/1/2030
(b)
250,000 265,527
Newmark Group, Inc., 7.50%, 1/12/2029 250,000 264,619
530,146
Utilities — 1.07%
American Electric Power Company, Inc., 7.05%, 12/15/2054
(H15T5Y + 275bps)
(c)
350,000 364,518
TOTAL CORPORATE BONDS
    (Cost $13,607,908) 13,895,524
U.S. Government & Agencies — 0.88%
Principal
Amount Fair Value
United States Treasury Note, 4.38%, 7/31/2026 150,000 150,621
United States Treasury Note, 3.75%, 8/15/2027 150,000 150,076
300,697
TOTAL U.S. GOVERNMENT & AGENCIES
    (Cost $300,369) 300,697

VELA Income Opportunities Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)

Money Market Funds — 0.76% Shares Fair Value
First American Treasury Government Obligations Fund, Class X,
4.25%
(e)
257,339 257,339
TOTAL MONEY MARKET FUNDS
    (Cost $257,339) 257,339
Total Investments — 99.75%
    (Cost $32,200,079) $ 33,985,798
Other Assets in Excess of Liabilities  —  0.25% 86,323
Net Assets — 100.00% $ 34,072,121
(a) Securities, or a portion thereof, have been pledged as collateral on written option contracts. The total collateral pledged is $4,925,443.
(b) Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the
Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.  The total value of such securities is $9,116,969 as of June 30, 2025, representing 26.76% of net assets.
(c) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread
(in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(d) Rate disclosed is the seven day effective yield as of June 30, 2025.
ADR - American Depositary Receipt.

VELA Income Opportunities Fund
Schedule of Open Written Option Contracts
June 30, 2025 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price Expiration Date Fair Value
Written Call Options (0.49)%
Abbott Laboratories (21) $ (285,621) $ 130.00
August 2025
$ (17,588)
Alphabet, Inc., Class A (7) (123,361) 220.00
December 2025
(2,590)
AstraZeneca PLC (17) (118,796) 85.00
January 2026
(1,564)
Axis Capital Holdings Ltd. (16) (166,112) 110.00
September 2025
(5,240)
BWX Technologies, Inc. (16) (230,496) 120.00
November 2025
(46,399)
BWX Technologies, Inc. (12) (172,872) 135.00
November 2025
(22,260)
Fidelity National Information
Services, Inc. (38) (309,358) 90.00
October 2025
(5,415)
Garmin Ltd. (8) (166,976) 230.00
September 2025
(3,720)
Genuine Parts Co. (9) (109,179) 145.00
August 2025
(108)
Genuine Parts Co. (19) (230,489) 145.00
November 2025
(2,518)
Greenbrier Companies, Inc.
(The) (28) (128,940) 70.00
November 2025
(1,372)
Installed Building Products,
Inc. (5) (90,160) 230.00
December 2025
(3,500)
JPMorgan Chase & Co. (8) (231,928) 295.00
November 2025
(12,499)
KKR & Co. LP (7) (93,121) 150.00
December 2025
(4,795)
Medtronic PLC (59) (514,303) 97.50
August 2025
(649)
Mondelez International, Inc.,
Class A (42) (283,248) 70.00
September 2025
(7,350)
MPLX LP (39) (200,889) 55.00
September 2025
(1,658)
NIKE, Inc., Class B (35) (248,640) 77.50
October 2025
(10,219)
PepsiCo, Inc. (13) (171,652) 175.00
September 2025
(319)
Pool Corp. (3) (87,444) 370.00
November 2025
(1,133)
Simon Property Group, Inc. (7) (112,532) 185.00
December 2025
(1,505)
Starbucks Corp. (17) (155,771) 110.00
July 2025
(51)
Starbucks Corp. (20) (183,260) 110.00
January 2026
(5,560)
Suncor Energy, Inc. (30) (227,220) 42.00
November 2025
(2,775)
Suncor Energy, Inc. (30) (227,220) 45.00
December 2025
(1,830)
Texas Instruments, Inc. (5) (103,810) 220.00
July 2025
(375)
Texas Instruments, Inc. (5) (103,810) 220.00
October 2025
(4,138)
Zoetis, Inc., Class A (5) (77,975) 200.00
July 2025
(10)
Total Written Options (Premiums Received $151,542) $ (167,140)

VELA Short Duration Fund
Schedule of Investments
June 30, 2025 (Unaudited)
Asset Backed Securities — 0.71%
Principal
Amount Fair Value
Ford Credit Auto Owner Trust 2024-C, 4.07%, 7/15/2029 $ 250,000 $ 249,761
TOTAL ASSET BACKED SECURITIES
    (Cost $247,871) 249,761
Collateralized Mortgage Obligations — 2.73%
Principal
Amount Fair Value
Madison Park Funding XXXVII Ltd, Series 2024-19-37A, 5.79%, 4/15/2037
(a)(b)
250,000 251,750
Freddie Mac REMICS, Series 5547, 5.00%, 2/25/2052 343,125 340,771
Fannie Mae REMIC Pass Through Certificates, Series 2024-97, 5.50%,
12/25/2050 226,729 227,993
Government National Mortgage Association REMIC Pass Through Certificates,
Series 2024-076, 6.00%, 12/20/2049 138,757 139,446
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
    (Cost $958,207) 959,960
Corporate Bonds — 60.91%
Principal
Amount Fair Value
Communications — 1.86%
Nexstar Media, Inc., 5.63%, 7/15/2027
(a)
300,000 299,492
XPO, Inc., 6.25%, 6/1/2028
(a)
350,000 355,812
655,304
Consumer Discretionary — 12.42%
Carnival Corp., 7.88%, 6/1/2027 350,000 370,272
Ford Motor Credit Co. LLC, 7.34%, 3/6/2026 (O/N SOFR +
295bps)
(b)
400,000 403,793
General Motors Financial Co., Inc., 5.74%, 5/8/2027 (O/N SOFR
+ 135bps)
(b)
350,000 349,657
Group 1 Automotive, Inc., 4.00%, 8/15/2028
(a)
200,000 193,179
Harley-Davidson Financial Services, Inc., 5.95%, 6/11/2029
(a)
350,000 356,110
Hyundai Capital America, 5.89%, 1/8/2027 (O/N SOFR +
150bps)
(a)(b)
250,000 251,553
Hyundai Capital America, 5.28%, 3/25/2027 (O/N SOFR +
99bps)
(a)(b)
150,000 149,797
Mattel, Inc., 5.88%, 12/15/2027
(a)
350,000 351,486
Nissan Motor Acceptance Co. LLC, 6.95%, 9/15/2026
(a)
250,000 253,054
Nordstrom, Inc., 4.00%, 3/15/2027 300,000 294,947
Polaris, Inc., 6.95%, 3/15/2029 250,000 263,038
Viking Ocean Cruises Ship VII Ltd., 5.63%, 2/15/2029
(a)
300,000 298,864
Volkswagen Group of America Finance LLC, 4.90%, 8/14/2026
(a)
250,000 250,606
William Carter Co. (The), 5.63%, 3/15/2027
(a)
250,000 249,089
Winnebago Industries, Inc., 6.25%, 7/15/2028
(a)
329,000 329,620
4,365,065

VELA Short Duration Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds — 60.91%- continued
Principal
Amount Fair Value
Consumer Staples — 1.84%
Albertsons Companies, Inc. / Safeway, Inc., 5.88%, 2/15/2028
(a)
$ 300,000 $ 299,939
Smithfield Foods, Inc., 4.25%, 2/1/2027
(a)
350,000 346,743
646,682
Energy — 6.28%
Antero Resources Corp., 7.63%, 2/1/2029
(a)
250,000 256,800
Civitas Resources, Inc., 8.38%, 7/1/2028
(a)
200,000 205,025
Energy Transfer LP, 5.63%, 5/1/2027
(a)
350,000 350,754
EQT Corp., 7.50%, 6/1/2027
(a)
400,000 407,358
Expand Energy Corp., 6.75%, 4/15/2029
(a)
343,000 347,211
Sunoco LP / Sunoco Finance Corp., 7.00%, 9/15/2028
(a)
250,000 258,063
TechnipFMC PLC, 6.50%, 2/1/2026
(a)
380,000 381,444
2,206,655
Financials — 23.97%
American Express Co., 5.65%, 4/25/2029 (O/N SOFR +
126bps)
(b)
300,000 302,849
Antares Holdings LP, 3.75%, 2027-07-15 (Canada)
(a)
400,000 384,643
Ares Capital Corp., 7.00%, 1/15/2027 350,000 361,221
Ares Finance Co. III LLC, 4.13%, 6/30/2051 (H15T5Y +
324bps)
(a)(b)
300,000 293,772
Assured Guaranty US Holdings Inc., 6.96%, 12/15/2066
(TSFR3M + 264bps)
(b)
104,000 98,770
Bank of America Corp., 5.74%, 9/15/2027 (O/N SOFR +
135bps)
(b)
150,000 151,411
BMW Vehicle Owner Trust 2024-A, 5.18%, 11/26/2027 250,000 253,227
Cantor Fitzgerald LP, 7.20%, 12/12/2028
(a)
400,000 424,947
Charles Schwab Corp. (The), 4.00%, Perpetual (H15T5Y +
317bps)
(b)(c)
145,000 143,002
Citigroup Inc., 3.88%, Perpetual
(b)(c)
200,000 198,260
Discover Bank, 6.00%, 8/9/2028 (O/N USIS + 173bps)
(b)
250,000 256,322
Essent Group, Ltd., 6.25%, 7/1/2029 400,000 414,403
First National of Nebraska, Inc., 7.25%, 6/15/2035
(a)(b)
100,000 100,673
GM Financial Consumer Automobile Receivables 2024-1, 4.85%,
12/18/2028 250,000 251,315
Goldman Sachs Group, Inc. (The), 5.20%, 3/9/2027 (O/N SOFR
+ 81bps)
(b)
200,000 200,328
Honda Auto Receivables 2023-4 Owner Trust, 5.67%, 2/21/2027 250,000 252,720
HSBC Holdings PLC, 5.97%, 2026-09-12 (United Kingdom)
(TSFR3M + 164bps)
(b)
150,000 150,418
Huntington Bancshares, Inc., 4.45%, Perpetual
(b)(c)
250,000 246,662

VELA Short Duration Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds — 60.91%- continued
Principal
Amount Fair Value
Financials — 23.97% - continued
Hyundai Auto Receivables Trust 2022-A, 2.35%, 4/17/2028 $ 250,000 $ 247,863
JPMorgan Chase & Co., 5.57%, 2/24/2028 (O/N SOFR +
118bps)
(b)
300,000 302,652
KeyCorp Capital, 5.30%, 7/1/2028 (TSFR3M + 100bps)
(b)
350,000 339,611
M&T Bank Corp., 7.53%, Perpetual (H15T5Y + 317bps)
(b)(c)
264,000 268,452
MGIC Investment Corp., 5.25%, 8/15/2028 400,000 400,015
Morgan Stanley, 6.14%, 10/16/2026 (SOFRRATE + 177bps)
(b)
150,000 150,652
Morgan Stanley, 4.01%, 7/31/2025
(b)
250,000 249,594
Oaktree Strategic Credit Fund, 8.40%, 11/14/2028 400,000 431,562
PNC Financial Services Group, Inc., 3.40%, Perpetual (H15T5Y
+ 260bps)
(b)(c)
250,000 241,396
Prudential Financial, Inc., 5.70%, 9/15/2048 (US0003M +
267bps)
(b)
300,000 304,201
Radian Group, Inc., 6.20%, 5/15/2029 350,000 363,825
Santander Holdings USA, Inc., 5.81%, 9/9/2026 (SOFRRATE +
233bps)
(b)
200,000 200,373
US Bancorp, 3.70%, Perpetual (H15T5Y + 254bps)
(b)(c)
250,000 241,032
Wells Fargo & Co., 3.90%, Perpetual (H15T5Y + 345bps)
(b)(c)
200,000 198,268
8,424,439
Health Care — 2.15%
Bayer US Finance II LLC, 5.50%, 8/15/2025
(a)
100,000 100,016
Bayer US Finance LLC, 6.25%, 1/21/2029
(a)
300,000 314,987
CVS Pass Through Trust, 6.04%, 12/10/2028 335,741 340,512
755,515
Industrials — 5.90%
American Airlines Pass Through Trust, Series 2016-1, Class AA,
3.58%, 1/15/2028 148,917 144,390
American Airlines, Inc., 8.50%, 5/15/2029
(a)
200,000 209,776
Brink's Co. (The), 6.50%, 6/15/2029
(a)
150,000 154,664
Installed Building Products, Inc., 5.75%, 2/1/2028
(a)
300,000 300,298
LKQ Corp., 5.75%, 6/15/2028 232,000 239,086
Stanley Black & Decker, Inc., 6.71%, 3/15/2060 (H15T5Y +
266bps)
(b)
300,000 293,243
United Airlines, Inc., 4.38%, 4/15/2026
(a)
375,000 372,759
United Rentals North America, Inc., 6.00%, 12/15/2029
(a)
350,000 358,698
2,072,914
Materials — 0.85%
Advanced Drainage Systems, Inc., 5.00%, 9/30/2027
(a)
200,000 198,266
ATI, Inc., 5.88%, 12/1/2027 100,000 100,508
298,774

VELA Short Duration Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds — 60.91%- continued
Principal
Amount Fair Value
Real Estate — 3.72%
Boston Properties LP, 2.75%, 10/1/2026 $ 100,000 $ 97,814
Boston Properties LP, 6.75%, 12/1/2027 250,000 262,589
CubeSmart LP, 4.00%, 11/15/2025 150,000 149,581
Greystar Real Estate Partners LLC, 7.75%, 9/1/2030
(a)
250,000 265,527
Newmark Group, Inc., 7.50%, 1/12/2029 350,000 370,467
Realty Income Corp., 5.05%, 1/13/2026 160,000 160,000
1,305,978
Technology — 0.60%
Concentrix Corp., 6.60%, 8/2/2028 200,000 209,783
Utilities — 1.32%
American Electric Power Company, Inc., 5.70%, 8/15/2025 150,000 150,123
American Electric Power Company, Inc., 7.05%, 12/15/2054
(H15T5Y + 275bps)
(b)
300,000 312,444
462,567
TOTAL CORPORATE BONDS
    (Cost $21,217,708) 21,403,676
U.S. Government & Agencies — 32.69%
Principal
Amount Fair Value
Federal Farm Credit Banks, 5.10%, 9/16/2032 150,000 149,854
Federal Home Loan Banks, 5.05%, 10/24/2031 150,000 149,816
Federal Home Loan Banks, 5.32%, 1/14/2033 250,000 250,262
Federal Home Loan Banks, 5.00%, 9/26/2033 150,000 149,263
699,195
United States Treasury Bill, 0.00%, 7/10/2025 250,000 249,739
United States Treasury Note, 4.88%, 11/30/2025 400,000 400,877
United States Treasury Note, 4.25%, 12/31/2025 500,000 500,019
United States Treasury Note, 4.25%, 1/31/2026 400,000 399,995
United States Treasury Note, 4.63%, 2/28/2026 400,000 401,117
United States Treasury Note, 4.50%, 3/31/2026 400,000 401,098
United States Treasury Note, 4.88%, 4/30/2026 400,000 402,544
United States Treasury Note, 4.13%, 6/15/2026 400,000 400,516
United States Treasury Note, 4.38%, 7/31/2026 400,000 401,656
United States Treasury Note, 3.75%, 8/31/2026 400,000 399,094
United States Treasury Note, 4.63%, 10/15/2026 400,000 403,625
United States Treasury Note, 4.38%, 12/15/2026 450,000 453,393
United States Treasury Note, 4.00%, 1/15/2027 350,000 350,875
United States Treasury Note, 4.13%, 2/15/2027 350,000 351,716
United States Treasury Note, 4.25%, 3/15/2027 350,000 352,693
United States Treasury Note, 2.75%, 4/30/2027 350,000 343,820
United States Treasury Note, 4.63%, 6/15/2027 300,000 305,004
United States Treasury Note, 4.38%, 7/15/2027 300,000 303,750
United States Treasury Note, 3.75%, 8/15/2027 300,000 300,152
United States Treasury Note, 3.88%, 10/15/2027 250,000 250,879

VELA Short Duration Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
U.S. Government & Agencies — 32.69%- continued
Principal
Amount Fair Value
United States Treasury Note, 3.88%, 11/30/2027 $ 250,000 $ 250,967
United States Treasury Note, 3.88%, 3/15/2028 200,000 200,969
United States Treasury Note/Bond, 4.25%, 10/15/2025 400,000 399,943
United States Treasury Note/Bond, 4.88%, 5/31/2026 400,000 402,915
United States Treasury Note/Bond, 3.50%, 9/30/2026 400,000 398,000
United States Treasury Note/Bond, 4.63%, 11/15/2026 450,000 454,412
United States Treasury Note/Bond, 4.50%, 5/15/2027 300,000 303,984
United States Treasury Note/Bond, 3.38%, 9/15/2027 250,000 248,281
United States Treasury Note/Bond, 4.00%, 12/15/2027 200,000 201,430
United States Treasury Note/Bond, 4.25%, 1/15/2028 200,000 202,586
United States Treasury Note/Bond, 4.00%, 2/29/2028 200,000 201,523
United States Treasury Note/Bond, 3.75%, 4/15/2028 150,000 150,199
10,787,771
TOTAL U.S. GOVERNMENT & AGENCIES
    (Cost $11,460,840) 11,486,966
Money Market Funds — 2.13% Shares Fair Value
First American Treasury Government Obligations Fund, Class X,
4.25%
(d)
749,079 749,079
TOTAL MONEY MARKET FUNDS
    (Cost $749,079) 749,079
Total Investments — 99.17%
    (Cost $34,633,705) 34,849,442
Other Assets in Excess of Liabilities  —  0.83% 292,182
Net Assets — 100.00% $ 35,141,624
(a) Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the
Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.  The total value of such securities is $9,922,775 as of June 30, 2025, representing 28.24 % of net assets.
(b) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread
(in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c) Security is perpetual in nature and has no stated maturity date.
(d) Rate disclosed is the seven day effective yield as of June 30, 2025.